Equity-method investees - Schedule of Fair Values of Identifiable Assets and Liabilities of Subsidiary (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jul. 27, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Disclosure Of Joint Ventures [Line Items]
Property, plant and equipment		€ 111,086	€ 85,306	€ 102,523
Other non-current assets			1,891	2,896
Deferred tax assets			531	513
Inventories		84,227	63,909	69,685	€ 91,077
Trade receivables			33,934	29,187
Other current receivables			9,833	7,723
Cash and cash equivalents			48,187	39,799
TOTAL ASSETS			356,000	369,394
Deferred tax liabilities			1,024	430
Trade payables			74,263	68,476
Other payables			28,269	22,049
TOTAL LIABILITIES			280,636	264,576
Non-controlling interests			1,020	1,692
Goodwill arising on the transaction			1,921	4,068
Cash and cash equivalents of Natuzzi Trading Shanghai			(48,187)	(39,799)
Net cash flows as per cash flows statement		€ 22,156
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Joint Ventures [Line Items]
Intangible assets			3,351	3,870
Cash and cash equivalents	€ 4,886
Deferred tax liabilities			837	967
Net assets	2,613		39,722	41,409
Goodwill arising on the transaction			€ 26,140	€ 26,140
Cash received for the disposal of the 23.54% interest	30,000
Chinese withholding tax	(2,958)
Cash and cash equivalents of Natuzzi Trading Shanghai	(4,886)
Net cash flows as per cash flows statement	22,156
At fair value [member] | Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Joint Ventures [Line Items]
Property, plant and equipment	541
Intangible assets	9,397
Other non-current assets	271
Deferred tax assets	167
Inventories	851
Trade receivables	243
Other current receivables	388
Restricted cash for capital contribution	35,000
Cash and cash equivalents	4,886
TOTAL ASSETS	51,744
Deferred tax liabilities	2,349
Trade payables	992
Other payables	3,710
Liabilities for current income tax	31
TOTAL LIABILITIES	7,082
Net assets	44,662
Non-controlling interests	21,884
Goodwill arising on the transaction	26,140
Fair value of the retained 49% interest	48,024
Cash and cash equivalents of Natuzzi Trading Shanghai	€ (4,886)